Net cash used to pay for the acquisition of assets $ in Thousands	Apr. 02, 2023 USD ($)
Net Cash Used To Pay For The Acquisition Of Assets Abstract
Suppliers relationship	$ 761
Accrued expenses	(417)
Amount of cash paid	$ 344